Stockholders’ Equity (Deficit) (Details) - USD ($)																1 Months Ended																														3 Months Ended				6 Months Ended	9 Months Ended			10 Months Ended		12 Months Ended
	May 02, 2022	Nov. 08, 2021	Oct. 01, 2021	Sep. 15, 2021	Sep. 10, 2021	Sep. 08, 2021	Sep. 01, 2021	Jul. 06, 2021	May 17, 2021	Apr. 07, 2021	Apr. 01, 2021	Feb. 02, 2021	Jan. 12, 2021	Jan. 12, 2021	Sep. 14, 2020	Jun. 30, 2022	May 24, 2022	May 18, 2022	Mar. 25, 2022	Oct. 25, 2021	Oct. 20, 2021	Sep. 22, 2021	Jul. 22, 2021	Jun. 22, 2021	Jun. 22, 2021	May 28, 2021	May 28, 2021	May 17, 2021	Apr. 29, 2021	Apr. 24, 2021	Apr. 20, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 30, 2021	Mar. 30, 2021	Mar. 29, 2021	Mar. 29, 2021	Mar. 25, 2021	Mar. 22, 2021	Mar. 22, 2021	Jan. 27, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 18, 2020	Apr. 20, 2020	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Apr. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Dec. 31, 2020	Jun. 22, 2022	May 31, 2022	Feb. 03, 2021	Sep. 30, 2020	Sep. 22, 2020	Apr. 07, 2020
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized																																										20,000,000	20,000,000											20,000,000		20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)																																										$ 0.001	$ 0.001											$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized																																										1,000,000,000	1,000,000,000			1,000,000,000					1,000,000,000			1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value (in Dollars per share)																																										$ 0.001	$ 0.001			$ 0.001					$ 0.001			$ 0.001		$ 0.001	$ 0.001
Aggregate shares																																																		516,748
Deferred compensation expenses (in Dollars)																																																						$ 147,344		$ 147,344		$ 150,000
Grant date fair value (in Dollars)		$ 726,000
Per share market price (in Dollars per share)		$ 1.21																																												$ 1.01					$ 1.01
Shares of common stock																																																			60,000
Professional and consulting fee (in Dollars)																																																			$ 60,600
Fair value (in Dollars)									$ 26,824	$ 30,694																$ 67,645	$ 67,645	$ 26,824				$ 36,499	$ 36,499	$ 11,845	$ 11,845	$ 24,504	$ 24,504		$ 6,949	$ 6,949										$ 554,273										$ 85,981
Issued share									60,000	75,000																150,000	150,000	60,000				75,000	75,000	25,000	25,000	50,000	50,000		25,000	25,000																				150,000
Granted shares																																																			45,989
Grant date fair value per share (in Dollars per share)																																																			$ 0.65
Interest expense (in Dollars)																																																			$ 83,058
Average price per share (in Dollars per share)																																																		$ 1.07
Maturity date																			Mar. 25, 2027																																						Sep. 01, 2016
Warrants exercise price (in Dollars per share)			$ 0.001
Aggregate grant date fair value			1,356,507																												1,800,000																									152,626
Convertible notes payable descriptions																	the Company issued a warrant to purchase up to 217,391 shares of common stock to a non-affiliate investor as additional commitment fee pursuant to a convertible (see Note 5). The warrant; (i) was valued at $24,902 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $0.575; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the third-year anniversary from the date of issuance.
Debt discount (in Dollars)																	$ 36,442	$ 93,641																$ 3,957		$ 7,924															$ 426,495		$ 817,922	$ 1,012,554			$ 7,983
Exercise price (in Dollars per share)																	$ 0.575	$ 0.575																$ 2.5		$ 2.5															$ 0.225
Ownership limitation percentage																		4.99%
Warrant purchase shares																	318,134	869,565																25,000		50,000
Exercisable stock warrants (in Dollars per share)																																																			$ 0.22
Intrinsic value (in Dollars)																																														$ 2,876,945					$ 2,876,945
Reverse stock split, description															On September 14, 2020, the Company filed with the Secretary of State of the State of Nevada a Certificate of Amendment to its Articles of Incorporation to effect a 1 for 31.993 reverse stock split of its common stock.
Aggregate of common stock shares								2,008,310																							2,000,000																									112,500
Common stock, shares issued																																										19,123,768	19,123,768			42,740,581					42,740,581			35,152,623		35,152,623	19,123,768
Exercise price (in Dollars per share)																																																											$ 0.575
Common shares issued				150,000																				150,000																																112,500
Common share fair value (in Dollars)				$ 255,000				$ 2,028,393
Common stock related expenses (in Dollars)																																																								$ 171,776
Stock-based compensation (in Dollars)																																																								156,750	$ 213,841
Common stock issued																																																									125,000
Issuance cost (in Dollars)																																																						$ 215,949
Aggregate shares of common stock																																																						2,266,667
Compensation expenses (in Dollars)																																																								36,688
Selling and marketing expenses (in Dollars)																																														$ 368,344		$ 96,732			$ 956,413		307,980	$ 835,723	$ 161,859		$ 226,428
Deferred compensation product development expenses (in Dollars)			$ 115,938																																																					25,156
Deferred compensation amount (in Dollars)																																																						15,938		15,938
Total of deferred compensation (in Dollars)																																																						$ 239,063		$ 239,063
Share per value (in Dollars per share)																															$ 0.9																							$ 1.36		$ 1.36
Amortized of compensation expenses (in Dollars)																																																						$ 115,938		$ 115,938
Description of cancellation of common stock issuable																																													●On April 20, 2020, in connection with the Exchange Agreement and Merger (see Note 3), 2,600,000 shares of common stock issuable at the closing of the acquisition were cancelled during the year ended December 31, 2020. As of December 31, 2020, the Company did not have any common stock issuable.
Membership exchange rate								100.00%
Maximum number of warrant purchase			1,000,000
Intrinsic value (in Dollars)																																																						18,104,799		18,104,799
Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized																																														20,000,000					20,000,000
Preferred stock, par value (in Dollars per share)																																														$ 0.001					$ 0.001
Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized																																													2,500,000
Aggregate shares		600,000									2,000,000																																					1,206,605			1,932,204
Aggregate net cash proceeds (in Dollars)																																																$ 866,770			$ 1,368,492
Aggregate grant date fair value (in Dollars)											$ 1,800,000
Aggregate of common stock price,per share (in Dollars per share)											$ 0.9
Deferred compensation (in Dollars)																																																			726,000
Deferred compensation expenses (in Dollars)																																																						$ 121,875		$ 121,875
Fair value (in Dollars)																																		$ 23,718	$ 23,718
Issued share																																		50,000	50,000
Conversion expire date																																													a lender converted $1,127,500 of outstanding convertible note balance into 881,052 of stock warrants, exercisable at $0.001 and expire on April 20, 2030.
Warrants conversion shares																																													78,142
Exercise price (in Dollars per share)																																													$ 0.001
Common shares issued																				2,266,666	100,000		150,000		150,000																		119,535											6,112,993			1,492
Common share fair value (in Dollars)																				$ 2,969,334	$ 132,000		$ 172,500		$ 150,000																		$ 38,263
Cash proceeds (in Dollars)																																																						$ 4,368,796			$ 100,006
Stock-based compensation (in Dollars)																																																									$ 238,268
Aggregate shares of common stock																																																									127,942,741
Compensation expenses (in Dollars)																																																									$ 102,332
Professional and consulting expenses (in Dollars)																																																									124,219
Selling and marketing expenses (in Dollars)																																																									$ 11,717
Deferred compensation product development expenses (in Dollars)																																																						28,125
Deferred Compensation, Share-Based Payments [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Deferred compensation (in Dollars)																																																			750,000
Deferred compensation expenses (in Dollars)																																																$ 600,000					$ 600,000
Aggregate of common stock shares																																																									4,000,577
Common stock, shares issued																																										238,268	238,268														238,268
Common stock related expenses (in Dollars)																																																									$ 102,332
Common stock professional and consulting expenses (in Dollars)																																																									124,219
Common stock selling and marketing expenses (in Dollars)																																																									$ 11,717
Purchase of warrant																																																									300,000
Fair value (in Dollars)																																																									$ 360,000
Common Stock Issued for Services and Prepaid Services [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Grant date fair value (in Dollars)																																														$ 60,600					$ 60,600
Stock Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Fair value (in Dollars)						$ 21,004	$ 9,493		$ 9,767	$ 9,669																$ 30,326	$ 30,326	$ 9,767				$ 6,173	$ 6,173	$ 3,957	$ 3,957	$ 8,350	$ 8,350	$ 4,744	$ 1,346	$ 1,346	$ 31,821
Expected life of stock warrant																																																			2 years					2 years
Exercise price (in Dollars per share)						$ 2.5	$ 2.5		$ 2.5	$ 2.5																$ 1.5	$ 1.5	$ 2.5				$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5	$ 2.5				$ 0.001
Stock warrants issued						114,000	50,000		60,000	75,000																150,000	150,000	60,000				55,000	55,000	25,000	25,000	50,000	50,000	78,250	25,000	25,000	150,000				4,041,258
Equity Method Ownership Percentage						4.99%	4.99%		4.99%	4.99%																4.99%	4.99%	4.99%				4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%
Warrant [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Issued share																																																														300,000
Grant date fair value per share (in Dollars per share)																																																								$ 1.08
Maturity date			Oct. 01, 2026		May 17, 2026				May 17, 2026																					Apr. 24, 2026														Dec. 18, 2025
Warrants exercise price (in Dollars per share)			$ 0.001		$ 3				$ 2.5													$ 0.001								$ 1.1														$ 1.27
Aggregate grant date fair value			678,253		751				286													360,000								1,419														11,471
Maximum number of warrant purchase			500,000		2,250				1,920													300,000								5,435														10,640
Exchange Agreement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Exercise price (in Dollars per share)																																													$ 0.001
Stock warrants issued																																													6,926,314
Commitment Fee with Convertible Notes Payables [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Ownership limitation percentage									4.99%	4.99%		4.99%					4.99%									4.99%	4.99%	4.99%				4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%
Commitment Fee with Convertible Notes Payables [Member] | Common Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Ownership limitation percentage																																				4.99%	4.99%
Merger [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants exercise price (in Dollars per share)																																													$ 0.032
Maximum number of warrant purchase																																													4,041,258
Exchange Agreement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Warrants exercise price (in Dollars per share)			$ 0.001																																										$ 0.032
Aggregate grant date fair value			2,714,971
Maximum number of warrant purchase			2,000,000																																										6,926,314
Total proceeds (in Dollars)																																													$ 100,005
Maximum [Member] | Board of Directors [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized																																																															1,000,000,000
Minimum [Member] | Board of Directors [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized																																																															600,000,000
Convertible Notes Payable [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Debt discount (in Dollars)																																							$ 1,346
Warrant purchase shares																																							25,000
Convertible Notes Payable [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Grant date fair value (in Dollars)																																														29,879					$ 29,879
Interest expense (in Dollars)																																																			29,879
Purchase shares												150,000
Convertible notes payable descriptions													the Company issued a warrant to purchase up to 55,000 shares of common stock to a non-affiliate investor as an additional commitment fee pursuant to a note amendment. The warrant; (i) was valued at $6,173 using the relative fair value method and recorded as a debt discount to be amortized over the life of the note; (ii) has an exercise price of $2.50; (iii) subject to the adjustments and 4.99%, ownership limitation and; (iv) expires on the fifth-year anniversary from the date of issuance.
Debt discount (in Dollars)										$ 9,592		$ 31,821														$ 30,328		$ 9,767				$ 12,352
Exercise price (in Dollars per share)										$ 2.5		$ 2.5														$ 1.5		$ 2.5				$ 2.5							$ 2.5
Warrant purchase shares										75,000																150,000		60,000				75,000						78,250
Product Development Agreements [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Grant date fair value (in Dollars)																																															$ 100,000
Granted shares																																															100,000
Amortized period																																															2 years
Deferred compensation as product development expense (in Dollars)																																														370,677					370,677
Deferred compensation (in Dollars)																																														237,603					237,603
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized																																													519,000
Warrants exercise price (in Dollars per share)																																													$ 0.001
Aggregate of common stock shares																																													1,325,151
Common stock, shares issued																																													2,730,425
Conversion expire date																																													The 2,730,424 stock warrants issued are exercisable at $0.001 and expire on April 20, 2030.
Warrants exercisable																																													2,730,424
Series B Convertible Preferred stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Preferred stock, shares authorized																																																													250,000
Preferred stock, shares outstanding																																																													250,000
Preferred stock, shares issued																																																													250,000
Stockholders equity, description																																													As a result, in connection with the Exchange Agreement and Merger (see Note 3), Gratitude Health, Inc is deemed to have issued a total of 250,000 shares of Series B Convertible Preferred stock, 1,899,094 shares of common stock, 60,368 stock options, 4,041,258 stock warrants which represent the outstanding preferred stock, common stock (issued and issuable), stock options and stock warrants of the Company on the date of the Merger.
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Stockholders equity, description																																													2,250 and 250 of the Company’s shares of Series C Preferred stock, were exchanged for 351,639 of stock warrants and 39,071 shares of common stock, respectively, for an aggregate of 2,500 shares of Series C Preferred exchanged. The 351,639 stock warrants are exercisable at $0.001 and expire on April 20, 2030. As of September 30, 2020, there were no outstanding shares of Series C Preferred stock.
Homemade Meals, LLC [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common shares issued																				2,000,000
Common share fair value (in Dollars)																				$ 2,620,000
Consulting Agreement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Deferred compensation expenses (in Dollars)																																														$ 0					0			750,000		$ 750,000
Lock-Up & Leak Out Agreements [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Deferred compensation (in Dollars)																																																			$ 670,212
Deferred compensation expenses (in Dollars)																																																						$ 115,939		$ 115,939
Grant date fair value (in Dollars)	$ 27,500
Granted shares	25,000
Grant date fair value per share (in Dollars per share)	$ 1.1
Professional fees (in Dollars)	$ 27,500
Stock-Based Compensation [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares																			250,000
Grant date fair value (in Dollars)																			$ 374,560										$ 24,750
Granted shares																													25,000
Grant date fair value per share (in Dollars per share)																													$ 0.99
Issued price (in Dollars per share)																			$ 0.001
Market price per share (in Dollars per share)																			$ 1.5
Acquisition of Subsidiary [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Grant date fair value (in Dollars)								$ 2,028,393
Granted shares								2,008,310
Membership agreement percentage								100.00%
Warrant Exchange Agreements [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares	3,048,917
Grant date fair value (in Dollars)																$ 195,490
Granted shares																674,100
Grant date fair value per share (in Dollars per share)																$ 0.29
warrant shares	922,495															674,100
Exercise price (in Dollars per share)	$ 0.75																																																			$ 2.5
Deemed dividend (in Dollars)	$ 2,578,446
Fair value (in Dollars)	$ 2,578,446
Temporary Equity, Par or Stated Value Per Share (in Dollars per share)	$ 0.51
Agreement stock issued																674,100
Settlement expense (in Dollars)																$ 195,490
Settlement Agreements [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Settlement agreements description																On June 30, 2022, pursuant to a stock repurchase and settlement agreement and a lock-up and settlement agreement, the Company issued an aggregate of 585,000 shares of its common stock with grant date fair value of 169,650, or $0.29 per share, based on the market price of common stock on grant date, for the stockholders’ execution of a Lock-Up & Leak Out Agreement. In connection with these agreements, the Company recorded settlement expense of $185,344. In connection with the stock repurchase and settlement agreement the Company agreed to repurchase 166,667 shares of its common stock from an investor for $150,000. In connection with this agreement the Company recorded a common stock repurchase obligation of $150,000 and reduced additional paid-in capital by $150,000. In July 2022, the Company paid $50,000 towards this common stock repurchase agreement. On July 31, 2022, the common stock repurchase obligation related to this agreement amounted to $100,000.
Professional Services [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Maturity date																																															May 18, 2025		Dec. 08, 2025
Purchase shares																																															100,000		10,640
Warrants exercise price (in Dollars per share)																																															$ 1.5		$ 1.27
Aggregate grant date fair value																																															36,777		11,471
Convertible Notes Payable [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Aggregate shares																																										119,535
Fair value (in Dollars)													$ 17,296	$ 17,296																												$ 38,264	$ 38,264														$ 38,264
Issued share													29,385	29,385
Debt discount (in Dollars)																																				$ 8,350		$ 4,744
Exercise price (in Dollars per share)																																				$ 2.5		$ 2.5
Warrant purchase shares																																				50,000
Common shares issued						114,000	50,000		60,000	75,000				29,385													150,000						75,000		25,000		50,000			25,000	150,000
Common share fair value (in Dollars)						$ 59,468	$ 26,877		$ 26,824	$ 30,947				$ 17,297													$ 67,645						$ 36,499		$ 11,845		$ 24,504			$ 6,949	$ 85,981
Convertible Notes Payable [Member] | Stock Warrants [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Fair value (in Dollars)																																$ 12,352	$ 12,352			$ 7,924	$ 7,924
Exercise price (in Dollars per share)																																$ 2.5	$ 2.5			$ 2.5	$ 2.5
Stock warrants issued																																75,000	75,000			50,000	50,000
Equity Method Ownership Percentage																																4.99%	4.99%			4.99%	4.99%
Convertible Notes Payable [Member] | Securities purchase agreement [Member]
Stockholders’ Equity (Deficit) (Details) [Line Items]
Common shares issued																																			50,000
Common share fair value (in Dollars)																																			$ 23,718